Commitments and Contingencies - Additional Information (Details) - USD ($) $ in Millions			3 Months Ended
	May 25, 2022	Nov. 01, 2021	Mar. 31, 2023	Dec. 31, 2022	Jul. 31, 2022	Dec. 31, 2021
Termination date		Nov. 01, 2021
Prepaid Expenses and Other Current Assets [Member]
Insurance recovery assets				$ 0.5
Hoya Intermediate, LLC
Termination date		Nov. 01, 2021
Claim settlement pool				4.5	$ 2.5
Accrued liabilities				0.9		$ 1.7
Payment of Commission	$ 0.1
Share repurchase program, authorized amount	5.3		$ 1.0	4.3
Purchase obligations				2.7
Purchase obligations, Thereafter				5.2
Hoya Intermediate, LLC | Maximum
Claim settlement pool					$ 2.5
Payment of Commission			0.1
Hoya Intermediate, LLC | Prepaid Expenses and Other Current Assets [Member]
Claim settlement pool			4.5
Hoya Intermediate, LLC | Canada
Accrued liabilities			0.9	0.9
Class A Common Stock | Hoya Intermediate, LLC
Share repurchase program, authorized amount	$ 40.0		7.6	32.5
Accrued Liabilities [Member]
Accrued liabilities			$ 1.5	$ 1.6